Summary of Significant Accounting Policies - Property and Equipment, Net and Capitalized Internal Use Software (Details)	12 Months Ended
Dec. 31, 2020
Computers and electronic equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	6 years
Internal use software
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years